EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) $ in Thousands, R in Millions			1 Months Ended		9 Months Ended		12 Months Ended			116 Months Ended
	Nov. 06, 2017 USD ($)	Nov. 07, 2011 ZAR (R)	Sep. 21, 2017	Apr. 30, 2012 USD ($)	May 31, 2019 USD ($)	May 31, 2018 USD ($)	Aug. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2016 USD ($)	May 31, 2019 USD ($)
Statements [Line Items]
Restricted Cash - Waterberg							$ 126
Non-controlling interest					$ 14,329		11,152			$ 14,329
Capital commitments					72,888					72,888
Payments for exploration and evaluation expenses					6,139	$ 5,759
Waterberg Project [Member]
Statements [Line Items]
Proportion of ownership interest	37.05%		45.65%	37.00%
Purchase agreement amount	$ 17,200
Decrease in proportion of ownership, interest sold	8.60%
Amount committed towards pro rata share of remaining DFS costs	$ 5,000
Restricted Cash - Waterberg	$ 5,000						$ 100
Payments for exploration and evaluation expenses										67,900
JOGMEC [Member] | Waterberg Project [Member]
Statements [Line Items]
Proportion of ownership and voting rights held by non-controlling interests	21.95%		28.35%
Purchase agreement amount	$ 12,800
Decrease in proportion of ownership, interest sold	6.40%
Acquisition of interest, work requirement				$ 3,200
Acquisition of interest, work requirement, interest				37.00%
Capital commitments					$ 20,000					20,000
Proceeds from funds advanced for exploration and evaluation expenses								$ 6,000	$ 8,000
JOGMEC [Member] | Purchase and Development Option [Member] | Waterberg Project [Member]
Statements [Line Items]
Decrease in proportion of ownership, interest sold	12.195%
Mnombo Wethu Consultants (Pty) Limited [Member]
Statements [Line Items]
Proportion of ownership interest	49.90%	49.90%			49.90%		49.90%
Purchase agreement amount | R		R 1.2
Mnombo Wethu Consultants (Pty) Limited [Member] | Approximations [Member]
Statements [Line Items]
Non-controlling interest					$ 6,600		$ 5,800			6,600
Mnombo Wethu Consultants (Pty) Limited [Member] | Waterberg Project [Member]
Statements [Line Items]
Proportion of ownership and voting rights held by non-controlling interests	26.00%		26.00%	26.00%
Expense arising from exploration and evaluation of mineral resources				$ 1,120
Expenses arising from exploration and evaluation of mineral resources owed to the company					$ 3,400					$ 3,400
Implats [Member] | Waterberg Project [Member]
Statements [Line Items]
Proportion of ownership, purchase agreement amount	15.00%
Purchase agreement amount	$ 30,000
Decrease in proportion of ownership, interest sold	8.60%
Implats [Member] | Purchase and Development Option [Member] | Waterberg Project [Member]
Statements [Line Items]
Proportion of ownership, purchase agreement amount	50.01%
Purchase agreement amount	$ 34,800
Amount committed towards pro rata share of remaining DFS costs	$ 130,200
Waterberg JV Co. [Member]
Statements [Line Items]
Proportion of ownership interest					37.05%		37.05%
Effective proportion of ownership interest in subsidiary	50.02%
Waterberg JV Co. [Member] | Purchase and Development Option [Member]
Statements [Line Items]
Proportion of ownership interest	31.96%